Commitments (Tables)	12 Months Ended
Mar. 29, 2014
Commitments And Contingencies Disclosure [Abstract]
Minimum Future Payments Under Leases

Future minimum lease payments for the next five years and thereafter are as follows (in thousands):

Year ending March:
2015	$14,184
2016	11,746
2017	10,192
2018	7,083
2019	5,447
Thereafter	14,596

$63,248